Janus Henderson Overseas Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 98.0%
Aerospace & Defense – 5.6%
BAE Systems PLC	7,441,201	$171,035,273
Rheinmetall AG	31,555	57,857,640
		228,892,913
Airlines – 0.8%
Ryanair Holdings PLC	974,580	33,842,282
Banks – 18.0%
Banco Bilbao Vizcaya Argentaria SA	6,752,831	157,936,478
BNP Paribas SA	669,892	63,383,633
Erste Group Bank AG	1,288,695	155,029,513
HDFC Bank Ltd	11,255,258	124,378,037
Natwest Group PLC	6,903,407	60,200,462
Resona Holdings Inc	13,317,100	126,284,915
UniCredit SpA	544,487	45,197,209
		732,410,247
Beverages – 4.8%
Davide Campari-Milano NV#	11,654,528	75,663,984
Heineken NV	1,454,316	118,955,181
		194,619,165
Biotechnology – 2.7%
Argenx SE (ADR)*	92,289	77,610,435
Ascendis Pharma A/S (ADR)*	158,231	33,741,178
		111,351,613
Capital Markets – 0.9%
St James's Place PLC	2,091,036	38,690,796
Chemicals – 2.2%
Shin-Etsu Chemical Co Ltd	1,468,900	45,685,835
Taiyo Nippon Sanso Corp	992,600	29,643,444
Tokyo Ohka Kogyo Co Ltd	344,200	12,785,018
		88,114,297
Commercial Services & Supplies – 2.1%
Rentokil Initial PLC	14,645,197	87,457,879
Diversified Telecommunication Services – 3.0%
Deutsche Telekom AG	3,722,300	120,731,461
Electrical Equipment – 2.7%
Contemporary Amperex Technology Co Ltd - Class A	1,018,926	53,439,031
Prysmian SpA	547,452	54,582,928
		108,021,959
Electronic Equipment, Instruments & Components – 2.7%
Hexagon AB - Class B	9,381,317	110,994,104
Entertainment – 4.2%
Liberty Media Corp-Liberty Formula One - Series C*	835,600	82,314,956
Spotify Technology SA*	149,683	86,922,415
		169,237,371
Food Products – 0.1%
Magnum Ice Cream Co NV/The*	317,192	5,033,606
Hotels, Restaurants & Leisure – 0.9%
Trip.com Group Ltd	261,159	18,734,383
Trip.com Group Ltd (ADR)	241,505	17,366,624
		36,101,007
Information Technology Services – 1.8%
Fujitsu Ltd	2,653,000	72,748,178
Insurance – 6.1%
AIA Group Ltd	13,078,400	134,338,149
Dai-ichi Life Holdings Inc	13,773,600	114,366,103
		248,704,252
Interactive Media & Services – 2.6%
Tencent Holdings Ltd	1,372,600	105,181,248
Machinery – 1.7%
Alstom SA*	2,388,705	70,706,520
Metals & Mining – 2.8%
Freeport-McMoRan Inc	1,092,248	55,475,276
Teck Resources Ltd	1,203,870	57,640,846
		113,116,122

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Multiline Retail – 1.2%
MercadoLibre Inc*	24,942	$50,239,673
Oil, Gas & Consumable Fuels – 3.6%
Canadian Natural Resources Ltd	2,638,011	89,296,672
TotalEnergies SE	897,519	58,493,495
		147,790,167
Personal Products – 2.3%
Unilever PLC	1,409,742	92,154,328
Pharmaceuticals – 5.7%
AstraZeneca PLC	658,485	121,265,903
Roche Holding AG	266,717	110,253,457
		231,519,360
Professional Services – 0.9%
Recruit Holdings Co Ltd	625,200	35,670,372
Semiconductor & Semiconductor Equipment – 10.5%
ASML Holding NV	127,732	136,523,387
Taiwan Semiconductor Manufacturing Co Ltd	5,973,000	291,833,732
		428,357,119
Software – 1.7%
SAP SE	281,119	68,777,991
Specialty Retail – 2.4%
Industria de Diseno Textil SA	1,465,648	96,534,733
Textiles, Apparel & Luxury Goods – 4.0%
LVMH Moet Hennessy Louis Vuitton SE	113,238	85,363,024
Samsonite International SAž	30,823,529	78,708,842
		164,071,866
Total Common Stocks (cost $2,776,245,773)		3,991,070,629
Investment Companies – 2.3%
Money Markets – 2.3%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $93,271,703)	93,251,969	93,279,945
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	1,479,600	1,479,600
Time Deposits – 0%
Royal Bank of Canada, 3.7000%, 1/2/26	$369,900	369,900
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,849,500)		1,849,500
Total Investments (total cost $2,871,366,976) – 100.3%		4,086,200,074
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(12,248,607)
Net Assets – 100%		$4,073,951,467

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$570,804,641	14.0%
Japan	437,183,865	10.7
Taiwan	291,833,732	7.1
France	277,946,672	6.8
Netherlands	260,512,174	6.4
Spain	254,471,211	6.2
Germany	247,367,092	6.1
United States	232,919,677	5.7
Hong Kong	213,046,991	5.2
Sweden	197,916,519	4.8
China	194,721,286	4.8
Italy	175,444,121	4.3
Austria	155,029,513	3.8
Canada	146,937,518	3.6
India	124,378,037	3.1
Switzerland	110,253,457	2.7
Belgium	77,610,435	1.9
Argentina	50,239,673	1.2
Ireland	33,842,282	0.8
Denmark	33,741,178	0.8
Total	$4,086,200,074	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 2.3%
Money Markets - 2.3%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$100,959,628	$193,220,721	$(200,907,313)	$(1,333)	$8,242	$93,279,945	93,251,969	$742,912
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	30,124,401	154,550,381	(183,195,182)	-	-	1,479,600	1,479,600	35,207 ∆
Total Affiliated Investments - 2.3%
	$131,084,029	$347,771,102	$(384,102,495)	$(1,333)	$8,242	$94,759,545	94,731,569	$778,119

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2025 is $78,708,842, which represents 1.9% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Biotechnology	$111,351,613	$-	$-
Entertainment	169,237,371	-	-
Hotels, Restaurants & Leisure	17,366,624	18,734,383	-
Metals & Mining	55,475,276	57,640,846	-
Multiline Retail	50,239,673	-	-
Oil, Gas & Consumable Fuels	89,296,672	58,493,495	-
All Other	-	3,363,234,676	-
Investment Companies	-	93,279,945	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,849,500	-
Total Assets	$492,967,229	$3,593,232,845	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70246 02-26